Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2016	2015 (1)	2014 (1)
Weighted-average expected life (years)	6.25	—	—
Expected volatility rates (2)	60,60%	—	—
Expected dividend yield	0%	—	—
Risk-free interest rate	0,01%	—	—
Weighted-average exercise price (€)	3.22	—	—
Weighted-average fair value of options granted during the year (€)	1.67	—	—